Assets Purchase Agreements (Details) $ in Thousands				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 27, 2024 USD ($)	May 13, 2024 item	Jul. 28, 2023 USD ($)	Jul. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Assets Purchase Agreements
Proceeds from the sale of property and equipment							$ 0	$ 6,000	$ 6,000	$ 127
Gain on sale of property and equipment					$ 0	$ 1,351	0	$ 1,351	1,466
Property, plant and equipment, held for sale					$ 2,209		2,209		$ 0
June 2024 Repurchase of Assets
Assets Purchase Agreements
Purchase price	$ 1,400
Upfront payment	$ 100			$ 100
Upfront payment, due period from Effective Date	5 days
Subsequent payment	$ 1,300						$ 1,300
Subsequent amount, due period from closing date	12 months
Amount of net assets below this threshold, the Company may elect to delay payment obligation by additional six months	$ 20,000
Extension term for deferred payment	6 months
Interest rate on outstanding Deferred Amount	5.00%
Rate of interest accrual on Deferred Amount not paid in full after 12 months	12 months
Amount of net receivables to forgive under Asset Purchase Agreement	$ 3,300
Outstanding receivables	6,900
Outstanding payables	3,600
Total purchase consideration	4,700
Fair value provided from valuation services less costs to sell	2,200
Purchase consideration allocated to the supplies repurchased	2,500
Supplies repurchased with no alternate future use recognized as research and development expense	2,200
Supplies repurchased with alternate future use recognized as research and development expense	300
Property, plant and equipment, held for sale	$ 2,200
uBriGene
Assets Purchase Agreements
Proceeds from the sale of property and equipment			$ 6,000
Gain on sale of property and equipment			1,400
Sale consideration considered deferred income			$ 300
Number of parties obligated to terminate agreements | item		2
Equipment assets purchased term		180 days